Long-term Investments - Changes in Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term investments
Balance at the beginning of the year	$ 1,207,651	$ 1,179,466	$ 1,027,459
Investments made/transfers from prepayments	151,332	278,968	258,350
Income (Loss) from equity method investments, net	(24,069)	14,217	10,434
Dividend received from equity method investments	(5,772)	(11,695)	(320)
Disposal of investments	(36,267)	(80,613)	(50,401)
Changes from measurement alternative to consolidation (Note 6)		(66,415)
Impairment on investments	(63,515)	(106,800)	(126,820)
Fair value change through earnings (including adjustment of subsequent price changes)	(243,619)	(72,787)	35,115
Fair value change through earnings	(196,602)	(13,439)
Currency translation adjustment	(39,128)	13,962	25,649
Balance at the end of year	993,630	1,207,651	1,179,466
Equity Securities Without Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	268,716	579,084	558,602
Investments made/transfers from prepayments	36,423	96,768	134,925
Disposal of investments	(29,974)	(75,667)	(2,067)
Changes from measurement alternative to consolidation (Note 6)		(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values		(142,000)
Impairment on investments	(63,515)	(106,800)	(126,820)
Fair value change through earnings (including adjustment of subsequent price changes)			(2,462)
Fair value change through earnings		(23,316)
Currency translation adjustment	(15,071)	7,062	16,906
Balance at the end of year	196,579	268,716	579,084
Equity Method Investment
Long-term investments
Balance at the beginning of the year	502,783	311,161	199,379
Investments made/transfers from prepayments	114,909	182,200	92,925
Income (Loss) from equity method investments, net	(24,069)	14,217	10,434
Dividend received from equity method investments	(5,772)	(11,695)	(320)
Disposal of investments	(6,293)
Currency translation adjustment	(24,057)	6,900	8,743
Balance at the end of year	557,501	502,783	311,161
Equity Securities With Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	436,152	289,221	269,478
Investments made/transfers from prepayments			30,500
Disposal of investments		(4,946)	(48,334)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values		142,000
Fair value change through earnings (including adjustment of subsequent price changes)			37,577
Fair value change through earnings	(196,602)	9,877
Balance at the end of year	$ 239,550	$ 436,152	$ 289,221